Deferred Share Units (Details Narrative) - shares	Feb. 28, 2023	Feb. 28, 2022	May 28, 2010
Share based compensation arrangement by share based payment award number of shares available for grant	0	0
Deferred Share Units
Common Shares Reserved Maximum For Issuance Under The Plan			11,000
Share based compensation arrangement by share based payment award number of shares available for grant	11,000	11,000